Selling expenses, net (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of selling expenses [line items]
Advertising and promotion expenses	R$ (5,188)	R$ (4,735)	R$ (2,348)
(Addition) reversal of allowance for doubtful accounts, net	10,512	(1,906)	12,843
Selling expense, net	R$ 5,324	R$ (6,641)	R$ 10,495